EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2023	Dec. 31, 2022
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.63%	5.05%
Health treatment - rate assumed next year	4.84%	5.01%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.26%	3.30%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.92%	5.11%
Health treatment - rate assumed next year	7.60%	6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	4.50%	3.75%